Commitments and Contingencies (Details) - USD ($)			1 Months Ended					9 Months Ended		12 Months Ended
	Feb. 22, 2023	Sep. 30, 2021	Jun. 30, 2022	Feb. 28, 2022	Feb. 28, 2021	Feb. 28, 2021	Dec. 31, 2020	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Jun. 30, 2023	Oct. 11, 2022	Dec. 31, 2021	Sep. 18, 2021	Sep. 07, 2019
Commitments and Contingencies [Line Items]
Reserve outstanding									$ 14,700,000
Contingent loss									14,700,000
Due to nonpayment	$ 7,000,000
Purchase order mack amount					$ 5,200,000	$ 5,200,000
Purchase order increased		$ 26,500,000
Inventory purchased										$ 8,400,000		$ 9,400,000
Seeks damages								$ 565,210		$ 565,210
Initial production					$ 5,200,000	5,200,000
Receivable amount									26,500,000
Minimum purchases amount first year													$ 309,000
Minimum purchases amount second year													$ 660,000
Purchase agreement, description										the Company entered into an amended purchase agreement with 4D Bios, Inc. (“4D”) to secure purchases of horticultural equipment. The original agreement required minimum purchases of between $577 dollars and $607 dollars per unit of 4D products until December 31, 2020. The amended agreement requires minimum purchases of $582 dollars per unit with a final payment of approximately $864 thousand paid to 4D. 4D is a related party to the Company. The Company settled all outstanding commitments, leaving no open committed purchases as of December 31, 2021
Ora pharm purchased			$ 1,600,000
Contingent loss									$ 14,700,000
Purchase order mack amount				$ 26,500,000		5,200,000
Settled legal customer recognition of a gain								900,000
Paid amount								300,000
Paid in equal monthly installments								600,000
Prepaid expenses and other current assets								900,000
Accounts payable								$ 1,000,000
Agreement minimum purchases														$ 582,000
Final payment paid														$ 900,000
Vertical Farming Units [Member]
Commitments and Contingencies [Line Items]
Inventory purchased										$ 8,400,000	$ 8,400,000	$ 9,400,000
Maximum [Member]
Commitments and Contingencies [Line Items]
Agreement minimum purchases							$ 577,000
Minimum [Member]
Commitments and Contingencies [Line Items]
Agreement minimum purchases							$ 607,000
Mack Molding Co [Member]
Commitments and Contingencies [Line Items]
Supply agreement terms							5 years
Supply Agreement with Mack Molding Co [Member]
Commitments and Contingencies [Line Items]
Supply agreement terms							5 years
Purchase order mack amount				$ 26,500,000		26,500,000
Bluezone Products, Inc. [Member]
Commitments and Contingencies [Line Items]
Minimum purchases amount first year															$ 480,000
Minimum purchases amount second year															$ 600,000
Bowdoin Construction Corp [Member]
Commitments and Contingencies [Line Items]
Due to nonpayment	$ 6,300,000
Mack Molding Co [Member]
Commitments and Contingencies [Line Items]
Supply agreement terms							5 years
Purchase order mack amount						$ 26,500,000